Annual Fund Operating Expenses - U.S. Government Securities Fund	Oct. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.64%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.65%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.36%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.42%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.87%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.69%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.36%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.25%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.37%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.30%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.33%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.74%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.32%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.89%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.60%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.31%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.25%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.05%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.40%

[1]	Restated to reflect current fees.